Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (374,080)	$ (59,400)	$ (81,948)
Adjustments to reconcile net loss to net cash provided by (used in) investing activities:
Depreciation expense	33,148	34,401	35,636
Amortization of intangible assets	41,360	30,728	26,124
Goodwill and intangible asset impairments	363,522	69,062	0
Inventory write downs	36,606	14,620	25,537
Stock-based compensation expense	19,927	20,310	20,535
(Earnings) loss from unconsolidated subsidiaries, net of distributions	(140)	2,073	(1,421)
Gain on contribution of subsea rentals business	(33,506)	0	0
Gain realized on previously held equity investment	0	(120,392)	0
Deferred income taxes	(13,552)	149	(24,418)
Deferred loan costs written off	0	0	2,978
Provision for doubtful accounts	3,342	2,903	485
Other	1,086	3,886	4,389
Changes in operating assets and liabilities
Accounts receivable—trade	(4,833)	(64,844)	29,450
Inventories	(60,903)	(66,646)	57,294
Prepaid expenses and other current assets	(7,980)	12,462	1,071
Income tax receivable	0	30,929	(32,801)
Cost and estimated profits in excess of billings	1,273	(171)	1,897
Accounts payable, deferred revenue and other accrued liabilities	(4,192)	52,142	3,799
Billings in excess of costs and estimated profits earned	1,329	(2,245)	(3,865)
Net cash provided by (used in) operating activities	2,407	(40,033)	64,742
Cash flows from investing activities
Capital expenditures for property and equipment	(24,043)	(26,709)	(16,828)
Acquisition of businesses, net of cash acquired	(60,622)	(162,189)	(4,072)
Investment in unconsolidated subsidiary	0	(1,041)	0
Proceeds from sale of business, property and equipment	9,258	1,971	9,763
Net cash used in investing activities	(75,407)	(187,968)	(11,137)
Cash flows from financing activities
Borrowings of debt	221,980	107,431	0
Repayments of debt	(211,783)	0	0
Repurchases of stock	(2,777)	(4,742)	(623)
Proceeds from stock issuance	249	1,491	87,676
Payment of capital lease obligations	(1,147)	(1,187)	(92)
Deferred financing costs	0	(2,430)	(766)
Net cash provided by financing activities	6,522	100,563	86,195
Effect of exchange rate changes on cash	(1,497)	8,232	(14,627)
Net increase (decrease) in cash, cash equivalents and restricted cash	(67,975)	(119,206)	125,173
Cash, cash equivalents and restricted cash at beginning of period	115,216	234,422	109,249
Cash, cash equivalents and restricted cash at end of period	47,241	115,216	234,422
Supplemental cash flow disclosures
Cash paid for interest	30,269	25,986	26,331
Cash paid (refunded) for income taxes	5,560	(29,094)	(6,273)
Noncash investing and financing activities
Acquisition via issuance of stock	0	177,972	0
Assets contributed for equity method investment	18,070	0	0
Note receivable related to equity method investment transaction	4,067	0	0
Accrued purchases of property and equipment	1,708	1,398	797
Accrued consideration for acquisition	$ 4,650	$ 0	$ 0